ACQUISITIONS (Details 15) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Oct. 15, 2014	Sep. 22, 2014	Mar. 26, 2013
Acquisition of operating license of iKang Shenzhen Kefa
Pro forma financial information
Cash consideration						$ 167
Acquisition of operating license of Foshan iKang Guobin Clinic Co., Ltd.
Pro forma financial information
Cash consideration					$ 242
Acquisition of operating license of Suzhou Aoyang
Pro forma financial information
Cash consideration				$ 1,129
iKang Shanghai Jianwei, iKang Changchun, iKang Guangzhou Wokang, Yuanhua, Nanjing Aoyang, Zhejiang Ailikang and MediFast
Pro forma financial information
Pro forma net revenue		$ 215,104	$ 161,447
Pro forma net income attributable to common shareholders of iKang Healthcare Group, Inc		21,110	$ 12,818
Yuanhua, Nanjing Aoyang, Zhejiang Ailikang, MediFast, Shanghai Huajian Management, iKang Shenyang Hospital, iKang Shenyang Ningshan Hospital, Gold iKang Shenyang Hospital, iKang Tianjin Hedong Dongrun, iKang Tianjin Hexi Fenghui and WA Health Care
Pro forma financial information
Pro forma net revenue	$ 305,493	238,706
Pro forma net income attributable to common shareholders of iKang Healthcare Group, Inc	$ 25,299	$ 18,387